UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

 Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

Yorktown Growth Fund

Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Growth Fund - Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-AFGGX

Yorktown Growth Fund

Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$117	2.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Growth Fund - Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APITX

Yorktown Growth Fund

Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%

Fund Statistics

Net Assets	$121,720,875
Number of Portfolio Holdings	199
Advisory Fee	$506,971
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	0.4%
Energy	1.2%
Real Estate	1.2%
Utilities	1.4%
Consumer Staples	2.0%
Materials	2.3%
Consumer Discretionary	7.3%
Financials	14.0%
Health Care	18.8%
Technology	19.7%
Industrials	30.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Growth Fund - Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APGRX

Yorktown Bond Fund

Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Yorktown Bond Fund - Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APIUX

Yorktown Bond Fund

Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.66%

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Yorktown Bond Fund - Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-AFFCX

Yorktown Bond Fund

Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$83	1.67%

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Yorktown Bond Fund - Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-AFFIX

Yorktown Bond Fund

Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.67%

Fund Statistics

Net Assets	$340,340,493
Number of Portfolio Holdings	312
Advisory Fee	$703,634
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.0%
Collateralized Loan Obligations	2.6%
Corporate Bonds	47.7%
Exchange-Traded Funds	2.8%
U.S. Government & Agencies	42.9%

Material Fund Changes

Effective June 2, 2026, the Fund changed its name from Yorktown Multi-Sector Bond Fund to Yorktown Bond Fund. There were no other material changes during the period ended July 31, 2026.

Yorktown Bond Fund - Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APIIX

Yorktown Short Term Bond Fund

Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

What did the Fund invest in?

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Asset Weighting (% of total investments)

U.S. Government & Agencies
50.0%
Corporate Bonds
41.9%
Collateralized Loan Obligations
1.6%
Asset Backed Securities
6.5%

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Short Term Bond Fund - Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APIMX

Yorktown Short Term Bond Fund

Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$71	1.44%

What did the Fund invest in?

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Short Term Bond Fund - Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-AFMMX

Yorktown Short Term Bond Fund

Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.79%

What did the Fund invest in?

Fund Statistics

Net Assets	$172,786,361
Number of Portfolio Holdings	165
Advisory Fee (net of waivers)	$427,995
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.5%
Collateralized Loan Obligations	1.6%
Corporate Bonds	41.9%
U.S. Government & Agencies	50.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Short Term Bond Fund - Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-APIBX

Yorktown Small Cap Fund

Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Small Cap Fund - Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-YOVAX

Yorktown Small Cap Fund

Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$119	2.35%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Small Cap Fund - Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-YOVLX

Yorktown Small Cap Fund

Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.35%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Real Estate	1.3%
Energy	3.0%
Materials	3.6%
Consumer Staples	4.0%
Consumer Discretionary	8.9%
Health Care	13.5%
Financials	15.9%
Industrials	24.0%
Technology	24.4%

Fund Statistics

Net Assets	$36,018,501
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$93,236
Portfolio Turnover	45%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Yorktown Small Cap Fund - Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-YOVIX

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

YORKTOWN GROWTH FUND

YORKTOWN BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN SMALL CAP FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
DATED July 31, 2026

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-4
Bond Fund	5-15
Short Term Bond Fund	16-21
Small Cap Fund	22-23
Statements of Assets and Liabilities	24-25
Statements of Operations	26
Statements of Changes in Net Assets	27-30
Financial Highlights
Growth Fund	31-33
Bond Fund	34-37
Short Term Bond Fund	38-40
Small Cap Fund	41-43
Notes to the Financial Statements	44-56
Other Information	57
Additional Information	58-60

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2026

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.08%
Communications — 0.40%
Naspers Ltd., Class N - ADR	46,000	$484,840

Consumer Discretionary — 7.31%
Asics Corporation - ADR	24,000	713,040
Axon Enterprise, Inc.(a)	1,875	989,550
Copart, Inc.(a)	9,400	273,728
Deckers Outdoor Corporation(a)	2,800	271,264
FirstCash Holdings, Inc.	2,300	469,223
Life Time Group Holdings, Inc.(a)	16,450	741,895
Lithia Motors, Inc., Class A	2,100	809,382
Lovesac Company (The)(a)	18,700	300,883
Modine Manufacturing Co.(a)	4,150	834,399
MonotaRO Co., Ltd. - ADR	29,500	368,838
On Holding AG(a)	14,950	541,788
PulteGroup, Inc.	4,000	505,880
QXO, Inc.(a)	26,260	349,258
Ralph Lauren Corp.	1,460	555,296
Rush Street Interactive, Inc.(a)	26,900	723,879
Visteon Corp.	4,350	454,749
		8,903,052
Consumer Staples — 2.00%
BBB Foods, Inc.(a)	8,150	336,839
Casey’s General Stores, Inc.	1,200	1,045,200
Performance Food Group Co.(a)	5,630	644,016
Tootsie Roll Industries, Inc.	10,609	413,963
		2,440,018
Energy — 1.18%
Flowco Holdings, Inc., Class A	12,600	257,670
Helmerich & Payne, Inc.	7,800	269,646
Texas Pacific Land Corp.	1,440	579,715
Transportadora de Gas del Sur SA - ADR(a)	10,300	327,849
		1,434,880
Financials — 13.99%
Applied Blockchain, Inc.(a)	30,350	$831,286
Ategrity Specialty Holdings, LLC(a)	14,650	351,893
Customers Bancorp, Inc.(a)	4,850	381,598
Deutsche Boerse AG - ADR	31,000	933,720
Etoro Group Ltd.(a)	8,300	296,061
FTAI Aviation Ltd.	5,800	1,194,800
Futu Holdings Ltd. - ADR	3,500	367,920
Goosehead Insurance, Inc., Class A(a)	5,700	353,400
Hamilton Insurance Group Ltd, Class B	16,900	607,724
HCI Group, Inc.	3,200	560,032
Houlihan Lokey, Inc., Class A	3,850	483,137
Interactive Brokers Group, Inc., Class A	12,400	1,091,076
KKR & Co., Inc.	7,200	730,296
LPL Financial Holdings, Inc.	1,700	601,290
Mercury General Corporation	3,100	332,072
Neptune Insurance Holdings, Inc.(a)	10,450	331,369
Old National Bancorp	14,150	376,956
Patria Investments Ltd., Class A	34,000	367,880
Piper Sandler Cos	4,240	321,392
Raymond James Financial, Inc.	6,450	1,135,071
RenaissanceRe Holdings Ltd.	1,450	463,971
Skyward Specialty Insurance(a)	5,250	314,738
Stifel Financial Corp.	7,350	609,388
Stock Yards Bancorp, Inc.	8,100	689,310
StoneX Group, Inc.(a)	16,200	1,240,434
Synchrony Financial	6,000	454,740
Victory Capital Holdings, Inc.	4,050	401,072
WaFd, Inc.	8,450	310,707
Webster Financial Corporation	4,150	320,463

1

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Western Alliance Bancorp	7,200	$579,528
		17,033,324
Health Care — 18.83%
ACADIA Pharmaceuticals, Inc.(a)	13,400	346,658
Alkermes plc(a)	8,900	436,011
Arcutis Biotherapeutics, Inc.(a)	16,000	429,760
Argenx SE - ADR(a)	425	362,873
Aurinia Pharmaceuticals, Inc.(a)	18,200	270,816
Axogen, Inc.(a)	7,000	295,470
Axsome Therapeutics, Inc.(a)	2,950	643,070
Beam Therapeutics, Inc.(a)	9,750	248,820
Billiontoone, Inc.(a)	3,450	478,170
Bridgebio Pharma, Inc.(a)	4,200	336,378
Bruker Corp.	8,400	527,856
Corcept Therapeutics, Inc.(a)	6,500	744,185
Cytokinetics, Inc.(a)	7,750	597,757
Denali Therapeutics, Inc.(a)	32,100	738,942
Ensign Group, Inc. (The)	2,500	445,400
Exelixis, Inc.(a)	6,650	352,649
Globus Medical, Inc., Class A(a)	6,400	504,256
GRAIL, Inc.(a)	5,750	394,220
Guardant Health, Inc.(a)	3,650	591,264
Guardian Pharmacy Services, Inc., Class A(a)	7,850	310,311
Haemonetics Corp.(a)	4,400	376,376
Halozyme Therapeutics, Inc.(a)	7,850	647,939
Insmed, Inc.(a)	3,750	369,750
Integer Holdings Corp.(a)	3,400	412,114
Ionis Pharmaceuticals, Inc.(a)	4,400	227,788
Krystal Biotech, Inc.(a)	2,000	682,240
Lantheus Holdings, Inc.(a)	3,600	358,704
Legend Biotech Corporation - ADR(a)	14,250	264,338
LifeStance Health Group, Inc.(a)	83,600	876,128
Ligand Pharmaceuticals, Inc., B(a)	1,300	373,802
Liquidia Corporation(a)	7,850	660,264
Lonza Group AG - ADR	9,300	$647,187
Madrigal Pharmaceuticals, Inc.(a)	500	233,660
Medpace Holdings, Inc.(a)	1,800	1,038,798
Neurocrine Biosciences, Inc.(a)	3,750	625,500
Oscar Health, Inc., Class A(a)	17,400	543,228
PACS Group, Inc.(a)	15,600	717,756
Penumbra, Inc.(a)	3,000	963,570
Radnet, Inc.(a)	5,350	341,223
Relay Therapeutics, Inc.(a)	23,200	436,856
Scholar Rock Holding Corporation(a)	6,400	302,688
Stoke Therapeutics, Inc.(a)	9,150	264,069
Tarsus Pharmaceuticals, Inc.(a)	4,950	292,248
TG Therapeutics, Inc.(a)	13,700	712,811
Travere Therapeutics, Inc.(a)	7,300	407,997
Twist Bioscience Corp.(a)	5,100	466,905
Ultragenyx Pharmaceutical, Inc.(a)	10,750	267,783
Veracyte, Inc.(a)	7,750	358,980
		22,925,568
Industrials — 30.77%
API Group Corp.(a)	15,150	601,152
Bloom Energy Corporation, Class A(a)	4,150	854,111
BWX Technologies, Inc.	4,700	792,890
Camtek Ltd.(a)	7,050	933,843
CECO Environmental Corp.(a)	14,009	923,053
Clean Harbors, Inc.(a)	1,450	453,676
Comfort Systems USA, Inc.	2,960	5,119,883
Core & Main, Inc., Class A(a)	13,300	584,801
Corporation America Airports S.A.(a)	13,600	350,472
Curtiss-Wright Corp.	1,400	1,013,600
Disco Corp. - ADR	23,050	822,885
DSV AS - ADR	3,850	416,609
Dycom Industries, Inc.(a)	1,476	591,979
Embraer SA - ADR	9,200	628,636
ESCO Technologies, Inc.	1,125	354,701
Evolv Technologies Holdings, Inc.(a)	72,500	400,925

2

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Fluidra SA	15,600	$347,027
Forgent Power Solutions, Inc., Class A(a)	17,200	572,244
Franklin Electric Co., Inc.	6,000	628,320
Graham Corporation(a)	5,450	522,655
Granite Construction, Inc.	2,400	290,328
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,390	383,112
HEICO Corp.	1,280	456,141
IES Holdings, Inc.(a)	4,570	3,402,548
Installed Building Products, Inc.	2,700	601,938
ITT, Inc.	3,300	646,734
Korn/Ferry International	5,700	468,939
Leonardo DRS, Inc.	7,900	363,795
Loar Holdings, Inc.(a)	4,250	290,912
MasTec, Inc.(a)	2,200	578,820
Mueller Industries, Inc.	15,600	1,035,996
Nextpower, Inc., Class A(a)	2,550	229,169
nVent Electric PLC	2,400	369,192
Ondas Holdings, Inc.(a)	59,250	443,782
Primoris Services Corp.	4,100	346,081
Prysmian SpA	14,400	1,997,092
Prysmian SpA - ADR	15,000	1,035,000
RBC Bearings, Inc.(a)	1,000	551,310
Rollins, Inc.	7,300	277,181
Saia, Inc.(a)	1,840	639,639
Schneider National, Inc., Class B	9,800	350,252
SPX Technologies, Inc.(a)	2,700	592,974
Sunbelt Rentals Holdings, Inc.	8,200	589,744
Teledyne Technologies, Inc.(a)	900	590,013
Transcat, Inc.(a)	4,000	341,480
WESCO International, Inc.	3,600	1,236,564
Woodward, Inc.	2,750	992,063
Xometry, Inc., Class A(a)	11,050	947,206
Zurn Water Solutions, Inc.	9,750	492,472
		37,453,939
Materials — 2.34%
Eagle Materials, Inc.	1,650	338,151
Givaudan SA - ADR	5,100	408,408
Gold Fields Ltd. - ADR	22,750	737,555
Hawkins, Inc.	3,700	$473,711
Kingspan Group PLC - ADR	4,650	432,776
United States Lime & Minerals, Inc.	4,125	454,988
		2,845,589
Real Estate — 1.18%
CareTrust REIT, Inc.	7,000	293,580
CBRE Group, Inc., Class A(a)	2,700	396,387
Hannon Armstrong Sustainable Infrastructure	11,550	437,398
NETSTREIT Corporation	14,650	314,243
		1,441,608
Technology — 19.67%
Accelerant Holdings(a)	22,800	270,864
Advantest Corp. - ADR	5,400	1,067,418
Arista Networks, Inc.(a)	9,800	1,767,430
ASM International NV - ADR	1,070	986,465
Celestica, Inc.(a)	2,450	812,028
Ciena Corp.(a)	1,650	622,132
Cipher Mining, Inc.(a)	19,700	439,704
Clear Secure, Inc., Class A	6,350	350,774
Datadog, Inc., Class A(a)	4,000	1,071,880
Digi International, Inc.(a)	13,700	955,164
DigitalOcean Holdings, Inc.(a)	4,900	575,750
Dlocal Ltd., Class A	41,500	625,820
ExlService Holdings, Inc.(a)	12,100	410,553
Fabrinet(a)	3,150	1,371,542
Fortinet, Inc.(a)	4,950	801,652
Hinge Health, Inc.(a)	6,700	500,557
InterDigital, Inc.	1,450	441,996
KLA Corp.	8,900	1,627,098
Lumentum Holdings, Inc.(a)	1,125	803,183
Monolithic Power Systems, Inc.	650	926,919
Navan, Inc.(a)	18,650	496,463
Nova Ltd.(a)	1,980	773,923
Paymentus Holdings, Inc., Class A(a)	10,550	359,755
PTC, Inc.(a)	2,800	384,160
RingCentral, Inc., Class A	13,050	725,841

3

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Riot Platforms, Inc.(a)	16,500	$332,805
Samsara, Inc., Class A(a)	10,100	376,427
Semtech Corporation(a)	6,850	807,067
Sezzle Inc(a)	3,950	611,262
SYNNEX Corp.	2,700	690,390
TDK Corp. - ADR	37,500	733,500
Tyler Technologies, Inc.(a)	1,650	510,840
Unity Software, Inc.(a)	22,550	715,061
		23,946,423
Utilities — 1.39%
Kenon Holdings Ltd.	3,600	242,532
Pampa Energia SA - ADR(a)	7,200	635,904
SSE PLC - ADR	14,400	453,024
WaterBridge Infrastructure, LLC, Class A	10,600	362,732
		1,694,192
Total Common Stocks
(Cost $68,108,983)		120,603,433

Total Investments — 99.08%
(Cost $68,108,983)		120,603,433
Other Assets in Excess of Liabilities — 0.92%		1,117,442
Net Assets — 100.00%		$121,720,875

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

4

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2026

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 45.29%
Communications — 0.99%
Alphabet, Inc., 4.38%, 11/15/2032	$1,000,000	$966,504
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	1,000,000	988,060
Meta Platforms, Inc., 4.60%, 11/15/2032	1,000,000	962,861
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	448,100
		3,365,525
Consumer Discretionary — 7.24%
Amazon.com, Inc., 4.88%, 3/13/2036	2,000,000	1,914,976
Boyd Gaming Corp., 4.75%, 12/1/2027	1,000,000	995,148
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,960,023
Carnival Corp., 5.13%, 5/1/2029 (a)	500,000	496,373
Ford Motor Co., Class B, 3.25%, 2/12/2032	500,000	437,395
Ford Motor Credit Co LLC, 4.95%, 5/28/2027	2,000,000	2,001,122
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	1,500,000	1,409,591
General Motors Financial Co., Inc., 5.35%, 1/7/2030	2,000,000	2,017,962
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027	2,000,000	2,000,276
Home Depot, Inc. (The), 4.95%, 9/15/2052	1,000,000	860,777
Home Depot, Inc. (The), 5.30%, 6/25/2054	1,000,000	900,718
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027 (a)	2,000,000	1,993,362
Lowe’s Cos, Inc., 5.63%, 4/15/2053	1,000,000	917,667
McDonald’s Corp., 5.45%, 8/14/2053	2,000,000	1,838,125
MGM Resorts International, 4.63%, 9/1/2026	1,000,000	1,000,774
Nissan Motor Acceptance Co., LLC, 5.70%, 9/13/2027 (SOFRIX + 205bps)(a)	$1,000,000	$996,417
Service Corp International/US, 4.63%, 12/15/2027	2,000,000	1,988,466
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	923,493
		24,652,665
Consumer Staples — 2.68%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	95,157
Coca-Cola Co. (The), 4.65%, 8/14/2034	1,000,000	985,308
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	437,590
JBS USA LUX SA, 3.75%, 12/1/2031	250,000	232,321
JBS USA LUX SA, 3.63%, 1/15/2032	500,000	459,311
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	259,613
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	809,294
Kroger Co. (The), 5.00%, 9/15/2034	1,000,000	969,508
Land O’ Lakes, Inc., 7.25%, 12/31/2049 (a)	500,000	460,000
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	763,516
PepsiCo, Inc., 5.25%, 7/17/2054	1,000,000	920,237
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	951,644
Target Corp., 4.50%, 9/15/2034	1,000,000	953,316
Walmart, Inc., 4.50%, 4/15/2053	1,000,000	827,393
		9,124,208
Energy — 1.62%
Energy Transfer LP, 6.50%, 2/15/2056 H15T5Y + 267.60BPS	1,000,000	1,000,656
Hess Midstream Operations LP, 5.88%, 3/1/2028 (a)	1,000,000	1,005,493

5

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Marathon Petroleum Corp., 5.15%, 3/1/2030	$1,000,000	$1,007,023
NuStar Logistics LP, Class B, 5.63%, 4/28/2027	2,000,000	2,006,968
Sunoco LP / Sunoco Finance Corp, 5.88%, 3/15/2028	500,000	500,462
		5,520,602
Financials — 16.38%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)(b)	1,000,000	998,166
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,012,065
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	800,000	799,621
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)(b)	2,000,000	1,988,868
Bank of New York Mellon Corp. (The), Series F, Class F, 4.63%, 12/20/2049 (TSFR3M + 339.26bps)	1,000,000	999,031
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)	1,000,000	1,049,494
Bank of Nova Scotia/The, 6.88%, 10/27/2085 VARIABLE(b)	500,000	496,725
Barclays PLC, 4.84%, 5/9/2028	2,000,000	1,996,994
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)(b)	1,500,000	1,498,670
Barclays PLC, 9.42%, 12/31/2049 (USISSO05 + 577.50bps)(b)	500,000	552,297
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)(a),(b)	1,500,000	1,592,166
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)(b)	$2,000,000	$2,003,596
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)(b)	1,000,000	1,017,725
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)(b)	2,000,000	1,997,801
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)(a),(b)	1,000,000	972,961
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,936,134
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049 (b)	1,000,000	986,564
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y + 280.90bps)(b)	1,000,000	1,035,078
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)(b)	1,000,000	1,035,951
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)	1,000,000	1,004,725
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)	600,000	538,489
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)(b)	1,000,000	1,033,205
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)(b)	2,000,000	2,032,036
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)(b)	1,000,000	1,055,651
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	946,030
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	651,904

6

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Morgan Stanley Bank NA, 4.57%, 7/14/2028 O/N SOFR + 94BPS	$1,075,000	$1,079,152
Nordea Bank Abp, 6.30%, 3/25/2049 (a)	1,000,000	1,003,782
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)(a)	1,000,000	938,610
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	327,229
Pacific LifeCorp, 5.40%, 9/15/2052 (a)	1,000,000	906,926
Pricoa Global Funding I, 4.70%, 5/28/2030 (a)	2,000,000	1,983,894
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)(b)	2,000,000	2,066,748
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)(a),(b)	500,000	542,904
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)(a)	1,000,000	1,087,439
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)(a)	2,000,000	1,927,008
State Street Corp., 6.70%, 12/31/2049 (b)	1,000,000	1,022,960
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps)(b)	2,000,000	2,032,022
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)(b)	1,000,000	1,031,011
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)(b)	1,000,000	1,031,218
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)(a)	1,000,000	1,046,693
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)(a),(b)	1,000,000	912,471
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a)	$2,000,000	$2,008,653
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a)	500,000	499,804
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)(b)	1,000,000	998,210
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)	1,000,000	1,030,067
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)(b)	1,000,000	1,046,953
		55,755,701
Health Care — 1.03%
Humana, Inc., 5.38%, 4/15/2031	1,000,000	1,004,521
Novartis Capital Corp., 4.34%, 11/5/2028	1,000,000	1,003,327
Tenet Healthcare Corp, 5.13%, 11/1/2027	1,500,000	1,499,976
		3,507,824
Industrials — 5.51%
Air Canada, 3.88%, 8/15/2026 (a)	1,000,000	1,001,060
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,582,015
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054	1,000,000	888,444
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055	1,000,000	925,962
BWX Technologies Inc, 4.13%, 6/30/2028 (a)	1,000,000	976,132
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	881,694
CSX Corp., 5.50%, 4/15/2041	1,000,000	985,707
GE Vernova, Inc., 4.88%, 2/4/2036	1,500,000	1,442,011
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (a)	1,500,000	1,446,524

7

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Honeywell International, Inc., 5.25%, 3/1/2054	$1,000,000	$917,662
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	504,362
Ritchie Bros Holdings Inc, 6.75%, 3/15/2028 (a)	1,500,000	1,515,257
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	443,529
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	755,552
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	602,026
United Parcel Service, Inc., 5.50%, 5/22/2054	1,000,000	918,960
United Rentals North America Inc., 4.88%, 1/15/2028	2,000,000	1,993,539
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	1,000,000	989,043
		18,769,479
Materials — 1.15%
Ball Corp., 2.88%, 8/15/2030	1,000,000	904,857
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	459,413
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M + 165bps)	1,500,000	1,543,432
Crown Americas LLC, 5.88%, 6/1/2033	1,000,000	998,669
		3,906,371
Real Estate — 0.63%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	976,365
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	977,781
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	198,828
		2,152,974
Technology — 3.16%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	961,598
Broadcom, Inc., 4.15%, 11/15/2030	500,000	480,799
Broadcom, Inc., 2.60%, 2/15/2033	$1,000,000	$842,699
Dell International LLC / EMC Corp., 5.00%, 4/1/2030	1,000,000	1,000,075
Dell International LLC / EMC Corp., 4.85%, 2/1/2035	1,000,000	950,911
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,000,000	958,487
HP, Inc., 6.00%, 9/15/2041	2,000,000	1,972,380
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	436,994
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	680,353
Leidos, Inc., 5.75%, 3/15/2033	1,000,000	1,016,351
NVIDIA Corp., 4.75%, 6/15/2033	1,500,000	1,454,872
		10,755,519
Utilities — 4.89%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030	500,000	449,574
Ameren Illinois Co., 4.95%, 6/1/2033	1,000,000	985,891
American Electric Power Co Inc, 3.88%, 2/15/2062 H15T5Y + 267.50bps(b)	1,000,000	991,859
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	726,701
Dominion Energy Inc, 6.00%, 2/15/2056 H15T10Y + 2.262%	1,000,000	990,473
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)(b)	1,000,000	995,472
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034 (H15T5Y + 319.5bps)	1,000,000	976,696
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	1,000,000	917,415

8

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Duke Energy Progress LLC, 2.50%, 8/15/2050	$1,000,000	$553,905
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	647,531
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030	1,000,000	977,801
NextEra Energy Capital Holdings, Inc., 4.40%, 3/1/2031	1,000,000	978,672
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	981,496
NRG Energy, Inc., 5.75%, 7/15/2029 (a)	1,000,000	1,000,030
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	375,233
PPL Electric Utilities Corp., 5.25%, 5/15/2053	1,000,000	894,581
Southern California Edison Co., 4.88%, 3/1/2049	1,000,000	804,971
Southern Co. (The), 4.85%, 3/15/2035	1,000,000	956,580
Union Electric Co., 3.90%, 4/1/2052	750,000	543,540
Union Electric Co., 5.25%, 1/15/2054	1,000,000	887,026
		16,635,447
Total Corporate Bonds and Notes
(Cost $158,982,005)		154,146,315

ASSET BACKED SECURITIES — 3.81%
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	640,000	608,986
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%, 5/21/2029 (a)	1,000,000	1,001,293
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D, 5.97%, 10/20/2031 (a)	310,000	312,591
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%, 9/23/2030 (a)	$250,000	$251,672
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031 (a)	500,000	501,263
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031 (a)	500,000	503,434
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040 (a)	473,757	474,903
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031 (a)	1,000,000	1,006,753
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032 (a)	500,000	503,936
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036 (a)	2,000,000	2,005,854
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031 (a)	500,000	507,179
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031 (a)	1,000,000	1,006,749
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	676,374	678,852
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	1,011,018
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031 (a)	129,900	129,972
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	644,521	644,370

9

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%, 10/15/2030 (a)	$160,000	$161,388
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	500,000	504,872
Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.48%, 11/20/2061 (TSFR1M + 81.4bps)(a)	109,089	109,239
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	580,805	558,742
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	487,862
Total Asset Backed Securities
(Cost $12,960,359)		12,970,928

U.S. GOVERNMENT & AGENCIES — 40.73%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	123,936	119,358
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	483,450	482,474
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042	597,777	591,509
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050	749,477	626,605
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,406,386	1,149,321
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	732,179	603,128
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	796,173	653,415
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052	$752,655	$644,826
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	777,113	665,557
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052	340,412	291,207
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052	751,349	668,337
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,338,377	1,228,028
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052	1,170,931	1,002,979
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052	1,208,236	1,035,392
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	762,066	698,410
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052	1,870,787	1,714,287
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052	1,190,310	1,089,252
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,476,945	1,438,156
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	725,050	705,147
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	580,266	565,448
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053	657,977	655,376
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	762,829	743,003
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,535,555	1,492,685

10

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053	$567,996	$577,916
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054	888,044	811,729
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054	1,478,100	1,471,967
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054	506,784	513,055
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054	1,073,891	1,087,181
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054	414,159	427,644
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054	339,142	346,299
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054	898,927	845,423
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054	491,805	491,308
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054	708,442	722,316
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054	1,220,280	1,235,391
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054	1,682,277	1,627,279
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055	932,605	944,153
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055	1,501,825	1,489,118
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055	1,203,949	1,219,138
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055	1,534,859	1,521,872
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055	$904,625	$874,409
Fannie Mae Pool, 6.00%, 3/1/2055	1,227,898	1,243,170
Fannie Mae Pool, 5.50%, 6/1/2055	814,084	806,857
Fannie Mae Pool, 5.50%, 7/1/2055	832,580	825,103
Fannie Mae Pool, 5.00%, 2/1/2056	1,456,377	1,406,487
Federal Farm Credit Bank, 2.13%, 5/21/2040	2,000,000	1,355,304
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	332,374
Federal Farm Credit Banks Funding Corp., 4.98%, 8/11/2032	1,000,000	994,467
Federal Farm Credit Banks Funding Corp., 5.05%, 6/4/2035	1,000,000	988,069
Federal Farm Credit Banks Funding Corp., 5.15%, 2/17/2039	2,000,000	1,936,066
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039	1,000,000	960,740
Federal Farm Credit Banks Funding Corp., 5.24%, 2/13/2040	1,500,000	1,454,764
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040	1,000,000	982,465
Federal Farm Credit Banks Funding Corp., 5.38%, 12/3/2040	1,500,000	1,457,342
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040	1,000,000	978,680
Federal Farm Credit Banks Funding Corp., 5.14%, 2/11/2041	1,000,000	953,756
Federal Farm Credit Banks Funding Corp., 5.50%, 4/20/2046	1,000,000	961,086
Federal Home Loan Banks, 5.10%, 2/12/2035	1,000,000	978,536

11

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal Home Loan Banks, 5.25%, 6/17/2037	$1,500,000	$1,479,824
Federal Home Loan Banks, 2.01%, 7/16/2040	1,000,000	674,815
Federal Home Loan Banks, 5.39%, 11/26/2040	1,000,000	970,797
Federal Home Loan Banks, 5.34%, 1/9/2041	1,000,000	976,207
Federal Home Loan Banks, 5.32%, 1/22/2041	1,000,000	978,162
Federal Home Loan Banks, 5.32%, 1/30/2041	1,000,000	979,837
Federal Home Loan Banks, 5.22%, 3/5/2041	1,000,000	965,953
Federal Home Loan Banks, 5.22%, 3/18/2041	1,000,000	959,485
Federal Home Loan Banks, 5.30%, 3/25/2041	1,000,000	974,975
Federal Home Loan Banks, 5.60%, 6/17/2041	1,000,000	985,831
Federal Home Loan Banks, 5.50%, 9/25/2042	1,000,000	957,858
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	975,974
Federal Home Loan Banks, 5.55%, 3/10/2045	1,000,000	973,235
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,154,083
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	325,749	326,605
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	445,157	404,108
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	432,434	414,783
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	$1,327,969	$1,136,405
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	645,730	617,914
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	258,663	232,090
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	554,868	498,566
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	475,281	395,689
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	635,904	531,427
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	679,424	582,796
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052	2,203,475	1,957,351
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052	748,255	708,430
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	1,486,666	1,449,897
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	642,566	641,362
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	753,600	732,995
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	782,270	762,175
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,617,924	1,478,471
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	801,349	732,422
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	761,047	759,356

12

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	$796,531	$754,283
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	784,284	763,875
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	763,518	743,205
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,414,302	1,376,906
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053	685,336	684,664
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053	782,082	759,253
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053	1,227,182	1,243,654
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053	2,155,598	2,147,693
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054	816,352	828,904
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054	715,446	712,541
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054	693,103	688,983
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054	529,964	536,526
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054	549,165	555,965
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054	734,814	729,186
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054	539,213	539,819
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	618,229	625,919
Freddie Mac Pool, 5.00%, 11/1/2054	1,714,548	1,659,114
Freddie Mac Pool, 4.50%, 11/1/2054	$1,818,797	$1,711,582
Freddie Mac Pool, 6.00%, 11/1/2054	612,960	620,550
Freddie Mac Pool, 5.50%, 12/1/2054	1,548,801	1,536,368
Freddie Mac Pool, 5.50%, 1/1/2055	1,527,569	1,513,870
Freddie Mac Pool, 5.50%, 2/1/2055	2,259,944	2,239,649
Freddie Mac Pool, 5.50%, 4/1/2055	1,528,293	1,515,002
Freddie Mac Pool, 5.00%, 9/1/2055	2,357,487	2,277,492
Freddie Mac Pool, 5.00%, 10/1/2055	942,943	910,947
Freddie Mac Pool, 5.50%, 10/1/2055	1,728,145	1,712,625
Freddie Mac Pool, 5.50%, 1/1/2056	1,859,526	1,843,057
Freddie Mac Pool, 5.00%, 2/1/2056	1,928,780	1,862,707
UMBS Fannie Mae Pool, 5.50%, 3/1/2054	1,145,474	1,137,279
UMBS Fannie Mae Pool, 5.00%, 12/1/2054	869,194	841,065
UMBS Fannie Mae Pool, 5.50%, 10/1/2055	2,141,136	2,121,907
UMBS Fannie Mae Pool, 4.50%, 11/1/2055	1,447,219	1,361,081
UMBS Fannie Mae Pool, 5.00%, 3/1/2056	1,948,007	1,881,274
UMBS Fannie Mae Pool, 5.00%, 4/1/2056	2,444,799	2,361,048
United States Treasury Note, 4.88%, 10/31/2028	3,000,000	3,036,328
United States Treasury Note, B, 4.13%, 8/31/2030	2,000,000	1,979,414
United States Treasury Note, 4.00%, 2/15/2034	3,000,000	2,886,152
United States Treasury Note, 4.25%, 8/15/2035	2,000,000	1,936,680
United States Treasury Note/Bond, 4.13%, 5/31/2032	2,000,000	1,963,242

13

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
United States Treasury Note/Bond, 4.38%, 5/15/2034	$2,000,000	$1,968,750
Total U.S. Government & Agencies
(Cost $143,160,886)		138,623,801

COLLATERALIZED LOAN OBLIGATIONS — 2.42%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.31%, 1/25/2038 (TSFR3M + 150bps)(a)	1,000,000	1,000,547
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.40%, 1/15/2035 (TSFR3M + 165bps)(a)	1,000,000	1,000,822
Caryle US CLO Ltd., Series 2017-3, Class BR2, 5.51%, 10/21/2037 (TSFR3M + 178bps)(a)	1,000,000	1,003,196
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 5.66%, 5/22/2039 (SOFR + 176.0bps)(a)	1,488,181	1,488,418
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 5.38%, 1/20/2039 (TSFR3M + 170bps)(a)	1,000,000	1,001,658
Oaktree CLO Ltd., Series 2019-3, 5.31%, 1/20/2038 (TSFR3M + 138bps)(a)	1,000,000	1,001,608
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 5.64%, 8/20/2032 (TSFR3M + 200bps)(a)	1,000,000	1,000,096
Venture CLO Ltd., Series 2018-31A, Class C1, 5.94%, 4/20/2031 (TSFR3M + 221.2bps)(a)	750,000	750,519
Total Collateralized Loan Obligations
(Cost $8,222,802)		$8,246,864

	Shares	Fair Value
INVESTMENT COMPANIES — 2.64%
Exchange-Traded Funds — 2.64%
iShares Convertible Bond ETF	18,000	$2,038,140
iShares iBoxx $ High Yield Corporate Bond ETF	10,000	794,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,000	1,593,750
iShares US Preferred Stock ETF	25,000	761,750
SPDR Bloomberg Barclays Convertible Securities ETF	18,000	1,833,300
Vanguard Emerging Markets Government Bond ETF	30,000	1,975,200
		8,996,940
Total Investment Companies
(Cost $8,492,431)		8,996,940

Total Investments — 94.90%
(Cost $331,818,483)		322,984,848
Other Assets in Excess of Liabilities — 5.10%		17,355,645
Net Assets — 100.00%		$340,340,493

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as of July 31, 2026, was $56,163,652, representing 16.50% of net assets.
14

YORKTOWN BOND FUND

SCHEDULE OF INVESTMENTS, Continued

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

H15T10Y — 10 Year Treasury Rate

H15T5Y — 5 Year Treasury Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

SOFRIX — Secured Overnight Financing Rate Index

TSFR3M — Secured Overnight Financing Rate (3 Month)

USISDA05 — 5 Year Secured Overnight Financing Rate-linked mid-market interest rate swap rate

USISSO05 — 5 Year Secured Overnight Financing Rate-linked interest rate swap rate

USSW5 — USD 5 Year Swap Rate

The accompanying notes are an integral part of these financial statements.

15

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2026

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 38.57%
Communications — 1.69%
Alphabet, Inc., 4.38%, 11/15/2032	$1,000,000	$966,504
Meta Platforms, Inc., 4.60%, 11/15/2032	1,000,000	962,861
Uber Technologies Inc, 4.50%, 8/15/2029(a)	1,000,000	987,820
		2,917,185
Consumer Discretionary — 5.18%
Amazon.com, Inc., 4.08%, 3/13/2028	1,500,000	1,501,768
Amazon.com, Inc., 4.55%, 3/13/2033	1,000,000	966,423
Amazon.com, Inc., 4.88%, 3/13/2036	500,000	478,744
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026	1,000,000	1,001,217
Hyundai Capital America, 4.55%, 9/26/2029(a)	1,000,000	987,998
Lowe’s Cos, Inc., 4.00%, 10/15/2028	1,000,000	986,357
McDonald’s Corp., 4.80%, 8/14/2028	1,000,000	1,004,557
McDonald’s Corp., MTN, 5.00%, 5/17/2029	2,000,000	2,019,614
		8,946,678
Consumer Staples — 2.88%
Mars, Inc., 4.80%, 3/1/2030(a)	2,000,000	1,993,655
Tyson Foods, Inc., 5.40%, 3/15/2029	1,000,000	1,015,620
Walmart, Inc., 4.15%, 4/30/2031	2,000,000	1,959,715
		4,968,990
Energy — 0.58%
Chevron USA, Inc., 3.99%, 2/26/2027	1,000,000	1,000,477

Financials — 7.52%
Air Lease Corp., 1.88%, 8/15/2026	500,000	499,490
American Express Co., 3.30%, 5/3/2027	500,000	496,436
CNO Global Funding, 1.75%, 10/7/2026(a)	500,000	497,710
Goldman Sachs Group, Inc. (The), 4.57%, 10/21/2027 (SOFR + 92.0bps)	$2,000,000	$2,002,245
HSBC Holdings PLC, 4.95%, 11/19/2030 (SOFR + 129bps)	2,000,000	2,021,914
Jackson National Life Global Funding, 4.60%, 10/1/2029(a)	1,000,000	986,204
JPMorgan Chase & Co., 4.83%, 2/24/2028 (SOFR + 118.0bps)	1,000,000	1,004,198
JPMorgan Chase Bank NA, 5.11%, 12/8/2026	1,000,000	1,002,576
Morgan Stanley Bank NA, 4.57%, 7/14/2028 O/N SOFR + 94BPS	1,500,000	1,505,793
Novartis Capital Corp., 4.37%, 1/9/2030	1,000,000	996,350
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026(a)	1,000,000	992,242
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026(a)	1,000,000	995,154
		13,000,312
Health Care — 0.67%
Abbott Laboratories, 4.10%, 3/9/2029	1,150,000	1,151,633

Industrials — 6.30%
Ashtead Capital, Inc., 1.50%, 8/12/2026(a)	1,000,000	999,246
BWX Technologies Inc, 4.13%, 6/30/2028(a)	500,000	488,066
Caterpillar Financial Services Corp., 4.40%, 3/3/2028	3,000,000	2,998,222
Eaton Corp., 3.95%, 3/6/2029	2,000,000	1,965,662
GE Vernova, Inc., 4.25%, 2/4/2031	500,000	487,738
Honeywell Aerospace, Inc., 4.30%, 3/16/2031(a)	2,000,000	1,946,405
John Deere Capital Corp., 2.25%, 9/14/2026	1,510,000	1,506,828

16

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	$500,000	$494,521
		10,886,688
Materials — 1.72%
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,975,274
Sherwin-Williams Co. (The), 4.55%, 3/2/2028	1,000,000	998,701
		2,973,975
Technology — 4.15%
Booz Allen Hamilton, Inc., 3.88%, 9/1/2028 (a)	1,000,000	974,839
DXC Technology Co., 1.80%, 9/15/2026	286,000	285,197
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,500,000	1,484,087
International Business Machines Corp., 3.30%, 1/27/2027	500,000	497,786
International Business Machines Corp., 4.80%, 2/10/2030	1,000,000	995,946
Leidos, Inc., 4.38%, 5/15/2030	1,000,000	975,304
NVIDIA Corp., 4.50%, 6/15/2031	1,000,000	978,989
Visa, Inc., 3.80%, 2/12/2029	1,000,000	985,335
		7,177,483
Utilities — 7.88%
Ameren Corp., 1.95%, 3/15/2027	500,000	492,951
Black Hills Corp., 4.55%, 1/31/2031	1,000,000	975,796
Duke Energy Corp., 2.65%, 9/1/2026	1,250,000	1,248,516
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	995,165
Georgia Power Co., 4.55%, 3/15/2030	1,000,000	991,673
Liberty Utilities Co., 5.58%, 1/31/2029(a)	1,000,000	1,014,233
National Rural Utilities Cooperative Finance Corp., 4.05%, 2/9/2029	1,000,000	984,547
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030	$1,500,000	$1,466,701
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	989,678
NextEra Energy Capital Holdings, Inc., 4.40%, 3/1/2031	1,000,000	978,672
NSTAR Electric Co., 4.85%, 3/1/2030	2,000,000	2,001,091
Southwestern Electric Power Co., 2.75%, 10/1/2026	1,000,000	997,769
Wisconsin Electric Power Co., 4.15%, 10/15/2030	500,000	486,116
		13,622,908
Total Corporate Bonds and Notes
(Cost $67,077,059)		66,646,329

ASSET BACKED SECURITIES — 5.96%
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030(a)	136,751	137,325
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	146,706	147,763
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035(a)	72,075	72,790
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	1,018,892
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M + 181.2bps)(a)	1,000,000	1,008,827
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	556,374	560,849

17

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%, 5/17/2032(a)	$1,000,000	$1,005,951
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039(a)	207,309	208,667
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031(a)	500,000	501,844
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051(a)	383,653	366,925
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%, 1/15/2030(a)	1,000,000	1,010,285
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029(a)	681,785	684,282
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046(a)	496,028	500,203
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN, 5.59%, 11/15/2029(a)	4,431	4,444
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%, 5/15/2031(a)	500,000	500,563
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034(a)	500,000	501,380
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.22%, 6/15/2039 (TSFR3M + 55.2bps)	57,507	56,100
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049(a)	685,000	682,570
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	$525,109	$508,148
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/2029	296,702	299,856
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031(a)	515,171	522,347
Total Asset Backed Securities
(Cost $10,255,835)		10,300,011

U.S. GOVERNMENT & AGENCIES — 46.04%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	449,540	441,949
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	683,779	659,482
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	178,870	167,502
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	522,319	501,867
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	483,450	482,474
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	636,207	546,896
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	615,379	606,782
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	539,055	531,642
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	673,345	625,884
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	560,699	483,991

18

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	$536,276	$441,667
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,386,919	1,272,568
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	762,066	698,410
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	734,555	694,917
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	725,050	705,147
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053	633,599	632,958
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,296,047	1,293,186
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	824,143	753,225
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053	711,384	708,596
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053	1,348,690	1,339,870
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053	661,776	673,281
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054	848,011	860,316
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054	1,110,917	1,124,673
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055	601,974	609,569
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055	1,142,690	1,132,428
Fannie Mae Pool, 4.00%, 5/1/2052	1,118,506	1,024,757
Fannie Mae Pool, 5.00%, 9/1/2054	867,077	840,682
Fannie Mae Pool, 6.00%, 10/1/2054	$1,082,278	$1,096,135
Fannie Mae Pool, 4.50%, 5/1/2055	933,900	878,314
Fannie Mae Pool, 6.00%, 6/1/2055	733,293	742,414
Fannie Mae Pool, 4.00%, 7/1/2055	1,421,209	1,298,850
Federal Farm Credit Banks Funding Corp., 4.89%, 9/12/2033	1,000,000	983,543
Federal Farm Credit Banks Funding Corp., 5.15%, 2/17/2039	1,000,000	968,033
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039	1,000,000	981,792
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040	1,000,000	978,680
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044	2,000,000	1,937,807
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049	1,000,000	962,027
Federal Home Loan Banks, 5.05%, 4/23/2036	1,000,000	979,625
Federal Home Loan Banks, 5.15%, 6/4/2038	500,000	487,172
Federal Home Loan Banks, 5.00%, 10/28/2039	300,000	290,580
Federal Home Loan Banks, 5.24%, 2/27/2040	930,000	915,886
Federal Home Loan Banks, 5.34%, 1/9/2041	1,000,000	976,207
Federal Home Loan Banks, 5.22%, 3/5/2041	1,000,000	965,953
Federal Home Loan Banks, 5.22%, 3/18/2041	500,000	479,742
Federal Home Loan Banks, 5.30%, 3/25/2041	1,500,000	1,462,463
Federal Home Loan Banks, 5.50%, 9/25/2042	1,000,000	957,858

19

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal Home Loan Banks, 5.50%, 11/25/2044	$1,000,000	$975,974
Federal Home Loan Banks, 5.94%, 5/8/2045	1,045,455	1,034,767
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,130,760	1,109,276
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	695,999	658,894
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	802,520	736,671
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052	766,631	724,312
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	673,874	655,891
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	785,775	742,235
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	789,261	769,861
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	761,351	758,362
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,570,956	1,529,834
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	761,047	759,357
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	731,875	713,187
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053	768,352	746,273
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053	842,864	770,883
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053	1,116,563	1,133,997
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054	668,276	665,694
Freddie Mac, 5.50%, 3/1/2054	$1,692,132	$1,682,209
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054	551,364	558,191
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054	690,902	685,206
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054	1,406,740	1,395,267
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	927,344	938,879
Freddie Mac Pool, 5.00%, 11/1/2054	857,274	829,557
Freddie Mac Pool, 5.00%, 11/1/2054	1,158,036	1,119,133
Freddie Mac Pool, 5.00%, 5/1/2055	907,898	877,514
Freddie Mac Pool, 5.00%, 10/1/2055	942,943	910,947
Freddie Mac Pool, 5.00%, 2/1/2056	1,446,585	1,397,030
Freddie Mac Pool, 5.00%, 3/1/2056	1,916,043	1,850,404
Freddie Mac Pool, 5.00%, 3/1/2056	1,944,762	1,878,141
Freddie Mac Pool, 5.00%, 4/1/2056	1,955,366	1,888,382
UMBS Fannie Mae Pool, 4.50%, 5/1/2054	1,761,463	1,656,622
UMBS Fannie Mae Pool, 5.00%, 2/1/2055	1,293,138	1,250,413
United States Treasury Note, 4.00%, 6/30/2028	2,000,000	1,990,078
United States Treasury Note/Bond, 4.13%, 10/31/2026	1,000,000	1,000,443
United States Treasury Note/Bond, 4.38%, 11/30/2028	3,000,000	3,004,512
United States Treasury Note/Bond, 4.00%, 7/31/2032	2,000,000	1,947,891
Total U.S. Government & Agencies
(Cost $81,379,063)		79,544,087

20

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 1.45%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 4.95%, 1/15/2035 (TSFR3M + 120bps)(a)	$1,000,000	$1,000,644
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 4.81%, 4/22/2038 (TSFR3M + 115.0bps)(a)	500,000	500,438
Oaktree CLO Ltd., Series 2019-3, 5.11%, 1/20/2038 (TSFR3M + 138.0bps)(a)	1,000,000	1,001,609
Total Collateralized Loan Obligations
(Cost $2,500,000)		2,502,691

Total Investments — 92.02%
(Cost $161,211,957)		158,993,118
Other Assets in Excess of Liabilities — 7.98%		13,793,243
Net Assets — 100.00%		$172,786,361

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as of July 31, 2026, was $23,716,950, representing 13.73% of net assets.

H15T5Y — 5 Year Treasury Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

TSFR3M — Secured Overnight Financing Rate (3 Month)

The accompanying notes are an integral part of these financial statements.

21

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2026

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.60%
Consumer Discretionary — 8.85%
Boot Barn Holdings, Inc.(a)	2,550	$379,924
Boyd Gaming Corp.	2,700	229,662
Cavco Industries, Inc.(a)	800	437,624
FirstCash Holdings, Inc.	2,650	540,627
Interface, Inc.	7,225	247,528
Liquidity Services, Inc.(a)	4,600	179,308
SharkNinja, Inc.(a)	3,500	566,195
Texas Roadhouse, Inc.	1,330	273,235
Universal Technical Institute, Inc.(a)	8,450	332,170
		3,186,273
Consumer Staples — 4.02%
Chefs’ Warehouse, Inc. (The)(a)	7,050	813,217
Lamb Weston Holdings, Inc.	7,200	378,360
Performance Food Group Co.(a)	2,250	257,378
		1,448,955
Energy — 2.95%
Archrock, Inc.	7,300	261,048
Kodiak Gas Services Inc	7,500	440,325
Select Water Solutions, Inc., Class A	19,450	360,214
		1,061,587
Financials — 15.91%
Axos Financial, Inc.(a)	6,000	608,460
Bancorp, Inc. (The)(a)	4,300	288,401
Brown & Brown, Inc.	3,950	278,080
Dave Inc(a)	1,750	652,207
Enova International, Inc.(a)	2,250	571,815
Freedom Holding Corp.(a)	1,350	204,214
LPL Financial Holdings, Inc.	1,150	406,755
Marex Group Ltd.	5,900	383,028
Seacoast Banking Corp. of Florida	9,250	321,345
SmartFinancial, Inc.	6,750	353,700
StoneX Group, Inc.(a)	7,425	568,532
UMB Financial Corporation	2,100	306,033
Virtu Financial, Inc., Class A	4,350	255,476
Willis Lease Finance Corporation	3,375	$240,739
WisdomTree, Inc.	15,150	293,456
		5,732,241
Health Care — 13.53%
ACADIA Pharmaceuticals, Inc.(a)	12,050	311,733
Axsome Therapeutics, Inc.(a)	1,900	414,181
Beam Therapeutics, Inc.(a)	12,800	326,656
Ensign Group, Inc. (The)	2,100	374,136
Guardant Health, Inc.(a)	8,850	1,433,611
Insmed, Inc.(a)	4,175	411,655
Liquidia Corporation(a)	4,850	407,934
Mirum Pharmaceuticals, Inc.(a)	5,600	593,320
Pennant Group Inc/The(a)	6,800	274,176
Rhythm Pharmaceuticals Inc(a)	3,300	327,525
		4,874,927
Industrials — 23.98%
AAR Corporation(a)	2,750	385,110
American Superconductor Corporation(a)	6,400	187,968
Argan, Inc.	670	382,188
Arxis, Inc.(a)	5,700	309,510
AZZ, Inc.	3,750	542,700
Blue Bird Corporation(a)	3,600	267,804
Cactus, Inc., Class A	6,950	451,819
CECO Environmental Corp.(a)	3,200	210,848
CSW Industrials, Inc.	1,300	414,609
Dycom Industries, Inc.(a)	850	340,909
ESCO Technologies, Inc.	1,100	346,819
Federal Signal Corp.	2,000	249,900
Gorman-Rupp Company (The)	4,300	349,117
IES Holdings, Inc.(a)	940	699,868
Installed Building Products, Inc.	1,600	356,704
Kadant, Inc.	1,425	438,188
Loar Holdings, Inc.(a)	3,500	239,575
Mueller Industries, Inc.	3,500	232,435
Napco Security Technologies Inc	9,900	367,092
Powell Industries, Inc.	840	175,291
RBC Bearings, Inc.(a)	970	534,771
SPX Technologies, Inc.(a)	1,550	340,411

22

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
V2X, Inc.(a)	5,400	$487,296
WESCO International, Inc.	950	326,316
		8,637,248
Materials — 3.65%
Balchem Corp.	2,500	418,887
Coeur Mining, Inc.	15,150	225,887
Eagle Materials, Inc.	980	200,841
Hecla Mining Company	15,750	222,390
UFP Technologies, Inc.(a)	965	245,863
		1,313,868
Real Estate — 1.26%
Hannon Armstrong Sustainable Infrastructure	12,000	454,440

Technology — 24.44%
ACM Research, Inc., Class A(a)	13,300	1,043,651
Alignment Healthcare, Inc.(a)	12,300	182,655
Allegro Microsystems, Inc.(a)	11,300	468,950
Applied Optoelectronics, Inc.(a)	2,350	221,652
Credo Technology Group Holding Ltd.(a)	2,650	548,524
D-Wave Quantum, Inc.(a)	13,100	236,848
Dynatrace, Inc.(a)	6,050	268,136
Flywire Corporation(a)	14,700	235,347
GigaCloud Technology Inc, Class A(a)	8,150	356,481
Hut 8 Corporation(a)	2,150	231,405
IonQ, Inc.(a)	18,700	681,428
IREN Ltd.(a)	9,450	347,760
Klarna Group plc(a)	12,800	242,432
NCR Atleos Corp.(a)	10,400	489,112
Nova Ltd.(a)	1,240	484,679
Palo Alto Networks, Inc.(a)	2,090	693,525
PDF Solutions, Inc.(a)	9,550	440,159
Rambus, Inc.(a)	4,950	450,598
Shift4 Payments, Inc., Class A(a)	5,700	302,100
Toast, Inc., Class A(a)	9,400	303,338
TTM Technologies, Inc.(a)	2,800	323,232
Wise Group plc(a)	21,000	$252,000
		8,804,012
Total Common Stocks
(Cost $24,569,390)		35,513,551

Total Investments — 98.60%
(Cost $24,569,390)		35,513,551
Other Assets in Excess of Liabilities — 1.40%		504,950
Net Assets — 100.00%		$36,018,501

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

23

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2026

(Unaudited)

	Growth Fund	Bond Fund	Short Term Bond Fund	Small Cap Fund
Assets:
Investments, at value (identified cost of $68,108,983, $331,818,483, $161,211,957 and $24,569,390, respectively)	$120,603,433	$322,984,848	$158,993,118	$35,513,551

Total investments	120,603,433	322,984,848	158,993,118	35,513,551

Cash	1,398,453	14,473,662	12,402,833	528,485
Dividends and interest receivable	23,285	3,147,551	1,387,354	3,878
Receivable for securities sold	—	—	69,275	—
Reclaims receivable	19,011	50,283	—	—
Receivable for shareholder purchases	4,978	53,410	149,227	3,139
Other assets	33,436	65,057	38,244	33,206
Total assets	122,082,596	340,774,811	173,040,051	36,082,259

Liabilities:
Payable for shareholder redemptions	185,439	136,090	88,103	10,888
Accrued distribution fees	38,095	86,682	34,043	8,961
Accrued advisory fees	102,308	117,930	72,432	17,552
Accrued accounting service and transfer agent fees	12,096	44,670	21,085	8,567
Other accrued expenses	23,783	48,946	38,027	17,790
Total liabilities	361,721	434,318	253,690	63,758

Net assets	$121,720,875	$340,340,493	$172,786,361	$36,018,501

24

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Bond Fund	Short Term Bond Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	2,766,624	24,893,829	24,920,873	1,312,056
Net assets	$69,780,084	$225,584,814	$103,542,528	$24,360,385
Net asset value per share	$25.22	$9.06	$4.15	$18.57
Class A: Shares outstanding	393,153	2,135,421	1,574,458	104,279
Net assets	$9,133,773	$18,111,557	$6,068,901	$1,891,379
Net asset value per share	$23.23	$8.48	$3.85	$18.14
Maximum offering price per share(a)	$24.65	$9.00	$3.94	$19.25
Class L: Shares outstanding	2,698,789	12,303,986	18,359,884	584,146
Net assets	$42,807,018	$95,989,836	$63,174,932	$9,766,737
Net asset value per share	$15.86	$7.80	$3.44	$16.72
Class C: Shares outstanding		86,057
Net assets		$654,286
Net asset value per share		$7.60

Net assets consist of:
Paid-in capital	$71,146,060	$566,267,412	$200,503,919	$27,715,958
Accumulated earnings (deficit)	50,574,815	(225,926,919)	(27,717,558)	8,302,543

Net assets applicable to outstanding shares of beneficial interest	$121,720,875	$340,340,493	$172,786,361	$36,018,501

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

25

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended July 31, 2026

(Unaudited)

	Growth Fund	Bond Fund	Short Term Bond Fund	Small Cap Fund
Investment income
Dividends (net of foreign taxes withheld of $28,729, –, – and ($680), respectively)	$315,739	$172,495	$—	$79,956
Interest	34,297	8,650,266	3,951,684	16,375
Total income	350,036	8,822,761	3,951,684	96,331
Expenses
Investment advisory fees	497,948	703,634	612,993	157,860
Distribution fees
Class A	—	46,829	—	2,310
Class L	209,253	492,246	218,791	48,223
Class C	—	4,737	—	—
Transfer agent fees	59,070	164,664	96,879	43,109
Accounting service fees	41,957	57,688	44,779	38,653
Registration fees	25,593	38,330	25,050	27,211
Professional fees	13,093	39,868	20,166	5,730
Shareholder reports	6,522	10,070	6,642	4,158
Custodial fees	6,077	17,248	9,905	1,971
Trustee fees	6,910	23,570	10,297	2,274
Insurance	4,477	17,726	9,026	1,669
Line of credit fees	6,487	21,929	13,218	1,965
Miscellaneous	21,338	75,040	40,964	18,834
Total operating expenses	898,725	1,713,579	1,108,710	353,967
Less expenses waived by investment adviser	—	—	(184,998)	(64,624)
Recoupment of expenses previously waived by investment adviser	9,023	—	—	—
Net operating expenses	907,748	1,713,579	923,712	289,343
Net investment income (loss)	(557,712)	7,109,182	3,027,972	(193,012)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions	555,146	(443,401)	(468,443)	1,494,352
Net realized gain (loss) from foreign currency	(79)	—	—	—
Change in unrealized appreciation (depreciation) on investments	9,628,371	(7,251,410)	(2,739,732)	109,845
Change in unrealized appreciation (depreciation) on foreign currency	(431)	—	—	—
Net realized and change in unrealized gain (loss) on investments	10,183,007	(7,694,811)	(3,208,175)	1,604,197
Net increase (decrease) in net assets resulting from operations	$9,625,295	$(585,629)	$(180,203)	$1,411,185

The accompanying notes are an integral part of these financial statements.

26

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Bond Fund
	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Operations:
Net investment income (loss)	$(557,712)	$(844,436)	$7,109,182	$15,188,167
Net realized gain (loss) from security transactions	555,067	(165,238)	(443,401)	(7,034,714)
Change in unrealized appreciation (depreciation) on investments and foreign currency	9,627,940	9,962,386	(7,251,410)	14,249,554
Net increase (decrease) in net assets resulting from operations	9,625,295	8,952,712	(585,629)	22,403,007
Distributions:
From earnings:
Institutional Class	—	—	(5,882,675)	(9,987,262)
Class A	—	—	(450,934)	(890,923)
Class L	—	—	(2,306,878)	(4,370,764)
Class C			(23,189)	(109,624)
	—	—	(8,663,676)	(15,358,573)
Capital Transactions — Institutional Class:
Proceeds from shares sold	21,421,807	5,986,602	24,106,609	94,268,121
Reinvestment of distributions	—	—	5,032,946	9,161,475
Amount paid for shares redeemed	(5,279,908)	(12,110,807)	(34,274,363)	(66,096,909)
Total Institutional Class	16,141,899	(6,124,205)	(5,134,808)	37,332,687
Capital Transactions — Class A:
Proceeds from shares sold	358,041	396,424	555,661	1,588,483
Reinvestment of distributions	—	—	384,491	756,676
Amount paid for shares redeemed	(871,405)	(1,137,192)	(1,787,657)	(6,664,667)
Total Class A	(513,364)	(740,768)	(847,505)	(4,319,508)
Capital Transactions — Class L:
Proceeds from shares sold	1,488,782	2,760,001	5,405,013	9,992,953
Reinvestment of distributions	—	—	2,054,565	3,884,943
Amount paid for shares redeemed	(2,802,722)	(3,986,083)	(10,765,283)	(25,307,556)
Total Class L	(1,313,940)	(1,226,082)	(3,305,705)	(11,429,660)
Capital Transactions — Class C:
Proceeds from shares sold			900	4,200
Reinvestment of distributions			16,831	63,318
Amount paid for shares redeemed			(737,333)	(2,614,596)
Total Class C			(719,602)	(2,547,078)
Net increase (decrease) in net assets resulting from capital share transactions	14,314,595	(8,091,055)	(10,007,620)	19,036,441
Total increase (decrease) in net assets	23,939,890	861,657	(19,256,925)	26,080,875

27

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Bond Fund
	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Net Assets
Beginning of period	$97,780,985	$96,919,328	$359,597,418	$333,516,543
End of period	$121,720,875	$97,780,985	$340,340,493	$359,597,418

Share Transactions — Institutional Class:
Shares sold	867,470	285,556	2,613,648	10,277,808
Shares issued in reinvestment of distributions	—	—	547,733	1,000,214
Shares redeemed	(216,648)	(615,256)	(3,726,882)	(7,171,476)
Total Institutional Class	650,822	(329,700)	(565,501)	4,106,546
Share Transactions — Class A:
Shares sold	15,972	20,798	64,437	185,724
Shares issued in reinvestment of distributions	—	—	44,684	88,042
Shares redeemed	(38,720)	(64,430)	(207,486)	(775,954)
Total Class A	(22,748)	(43,632)	(98,365)	(502,188)
Share Transactions — Class L:
Shares sold	97,478	212,916	680,080	1,256,368
Shares issued in reinvestment of distributions	—	—	259,349	489,374
Shares redeemed	(184,831)	(307,121)	(1,356,155)	(3,186,864)
Total Class L	(87,353)	(94,205)	(416,726)	(1,441,122)
Share Transactions — Class C:
Shares sold			116	545
Shares issued in reinvestment of distributions			2,177	8,188
Shares redeemed			(95,296)	(338,617)
Total Class C			(93,003)	(329,884)

28

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Operations:
Net investment income (loss)	$3,027,972	$6,402,052	$(193,012)	$(279,803)
Net realized gain (loss) from security transactions	(468,443)	(2,392,525)	1,494,352	1,044,609
Change in unrealized appreciation (depreciation) on investments and foreign currency	(2,739,732)	5,690,412	109,845	718,325
Net increase (decrease) in net assets resulting from operations	(180,203)	9,699,939	1,411,185	1,483,131
Distributions:
From earnings:
Institutional Class	(2,099,657)	(3,217,221)	—	—
Class A	(142,479)	(254,998)	—	—
Class L	(1,414,956)	(2,992,137)	—	—
	(3,657,092)	(6,464,356)	—	—
Capital Transactions — Institutional Class:
Proceeds from shares sold	11,325,407	30,970,531	1,566,018	9,785,507
Reinvestment of distributions	2,060,732	3,121,430	—	—
Amount paid for shares redeemed	(8,781,893)	(25,630,495)	(1,652,694)	(6,181,628)
Total Institutional Class	4,604,246	8,461,466	(86,676)	3,603,879
Capital Transactions — Class A:
Proceeds from shares sold	313,365	307,789	112,255	96,607
Reinvestment of distributions	141,901	253,931	—	—
Amount paid for shares redeemed	(837,486)	(1,891,796)	(152,904)	(387,191)
Total Class A	(382,220)	(1,330,076)	(40,649)	(290,584)
Capital Transactions — Class L:
Proceeds from shares sold	3,060,837	10,032,289	232,922	1,300,860
Reinvestment of distributions	1,368,011	2,886,064	—	—
Amount paid for shares redeemed	(9,839,544)	(56,202,447)	(646,651)	(1,962,912)
Total Class L	(5,410,696)	(43,284,094)	(413,729)	(662,052)
Net increase (decrease) in net assets resulting from capital share transactions	(1,188,670)	(36,152,704)	(541,054)	2,651,243
Total increase (decrease) in net assets	(5,025,965)	(32,917,121)	870,131	4,134,374

29

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Net Assets
Beginning of period	$177,812,326	$210,729,447	$35,148,370	$31,013,996
End of period	$172,786,361	$177,812,326	$36,018,501	$35,148,370

Share Transactions — Institutional Class:
Shares sold	2,693,256	7,386,493	87,123	560,406
Shares issued in reinvestment of distributions	490,852	745,346	—	—
Shares redeemed	(2,088,124)	(6,127,380)	(92,228)	(380,700)
Total Institutional Class	1,095,984	2,004,459	(5,105)	179,706
Share Transactions — Class A:
Shares sold	80,373	79,332	6,429	5,792
Shares issued in reinvestment of distributions	36,395	65,194	—	—
Shares redeemed	(214,891)	(486,827)	(8,797)	(23,471)
Total Class A	(98,123)	(342,301)	(2,368)	(17,679)
Share Transactions — Class L:
Shares sold	877,583	2,868,365	14,570	84,387
Shares issued in reinvestment of distributions	392,541	826,114	—	—
Shares redeemed	(2,818,944)	(16,064,926)	(40,045)	(124,222)
Total Class L	(1,548,820)	(12,370,447)	(25,475)	(39,835)

The accompanying notes are an integral part of these financial statements.

30

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$22.96		$20.59	$17.95	$16.48	$17.92	$19.69
Income from investment operations
Net investment income (loss)(1)	(0.08)		(0.11)	0.01	0.04	— (2)	(0.07)
Net realized and unrealized gain (loss) on investments	2.34		2.48	2.70	1.43	(1.44)	0.82
Total income (loss) from investment operations	2.26		2.37	2.71	1.47	(1.44)	0.75

Distributions
From net investment income	—		—	(0.07)	—	—	—
From net realized gain on security transactions	—		—	—	—	—	(2.52)
Total distributions	—		—	(0.07)	—	—	(2.52)
Net asset value, end of year/period	$25.22		$22.96	$20.59	$17.95	$16.48	$17.92

Total return	9.84	%(3)	11.51%	15.14%	8.92%	(8.04)%	2.45%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$69,780		$48,570	$50,352	$33,985	$29,704	$26,805
Ratio of expenses to average net assets before waivers or recoupments	1.23	%(4)	1.28%	1.31%	1.49%	1.46%	1.37%
Ratio of net expenses to average net assets	1.25	%(4)	1.17%	1.00%	1.01%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.64	)%(4)	(0.51)%	0.06%	0.21%	0.01%	(0.33)%
Portfolio turnover rate	22	%(3)	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.14		$18.96	$16.54	$15.18	$16.51	$18.31
Income from investment operations
Net investment income (loss)(1)	(0.07)		(0.10)	0.02	0.03	— (2)	(0.07)
Net realized and unrealized gain (loss) on investments	2.16		2.28	2.47	1.33	(1.33)	0.79
Total income (loss) from investment operations	2.09		2.18	2.49	1.36	(1.33)	0.72

Distributions
From net investment income	—		—	(0.07)	—	—	—
From net realized gain on security transactions	—		—	—	—	—	(2.52)
Total distributions	—		—	(0.07)	—	—	(2.52)
Net asset value, end of year/period	$23.23		$21.14	$18.96	$16.54	$15.18	$16.51

Total return (excludes sales charge)	9.89	%(3)	11.50%	15.10%	8.96%	(8.06)%	2.48%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$9,134		$8,793	$8,714	$12,253	$7,511	$9,544
Ratio of expenses to average net assets before waivers or recoupments	1.24	%(4)	1.28%	1.31%	1.49%	1.46%	1.37%
Ratio of net expenses to average net assets	1.25	%(4)	1.17%	1.00%	1.01%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.62	)%(4)	(0.51)%	0.14%	0.21%	0.03%	(0.33)%
Portfolio turnover rate	22	%(3)	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.51		$13.14	$11.53	$10.69	$11.74	$13.80
Income from investment operations
Net investment loss(1)	(0.12)		(0.20)	(0.11)	(0.08)	(0.10)	(0.20)
Net realized and unrealized gain (loss) on investments	1.47		1.57	1.72	0.92	(0.95)	0.66
Total income (loss) from investment operations	1.35		1.37	1.61	0.84	(1.05)	0.46

Distributions
From net realized gain on security transactions	—		—	—	—	—	(2.52)
Total distributions	—		—	—	—	—	(2.52)
Net asset value, end of year/period	$15.86		$14.51	$13.14	$11.53	$10.69	$11.74

Total return	9.30	%(2)	10.43%	13.96%	7.86%	(8.94)%	1.38%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$42,807		$40,417	$37,853	$34,583	$30,790	$37,380
Ratio of expenses to average net assets before waivers or recoupments	2.24	%(3)	2.28%	2.31%	2.49%	2.46%	2.37%
Ratio of net expenses to average net assets	2.25	%(3)	2.17%	2.00%	2.01%	2.00%	2.04%
Ratio of net investment loss to average net assets	(1.62	)%(3)	(1.51)%	(0.91)%	(0.79)%	(0.97)%	(1.33)%
Portfolio turnover rate	22	%(2)	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

YORKTOWN BOND FUND

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.29		$9.10	$9.01	$8.97	$10.13	$10.36
Income from investment operations
Net investment income(1)	0.20		0.42	0.42	0.42	0.42	0.40
Net realized and unrealized gain (loss) on investments	(0.20)		0.17	0.06	0.01	(1.18)	(0.25)
Total income (loss) from investment operations	—		0.59	0.48	0.43	(0.76)	0.15

Distributions
From net investment income	(0.23)		(0.40)	(0.39)	(0.39)	(0.40)	(0.38)
Total distributions	(0.23)		(0.40)	(0.39)	(0.39)	(0.40)	(0.38)
Net asset value, end of year/period	$9.06		$9.29	$9.10	$9.01	$8.97	$10.13

Total return	0.01	%(2)	6.69%	5.51%	5.02%	(7.47)%	1.46%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$225,585		$236,636	$194,221	$146,035	$119,412	$157,188
Ratio of net expenses to average net assets	0.67	%(3)	0.65%	0.69%	0.70%	0.67%	0.61%
Ratio of net investment income to average net assets	4.35	%(3)	4.56%	4.61%	4.83%	4.59%	3.85%
Portfolio turnover rate	13	%(2)	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

34

YORKTOWN BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.71		$8.55	$8.49	$8.47	$9.60	$9.83
Income from investment operations
Net investment income(1)	0.16		0.35	0.35	0.36	0.35	0.33
Net realized and unrealized gain (loss) on investments	(0.18)		0.17	0.06	0.01	(1.12)	(0.23)
Total income (loss) from investment operations	(0.02)		0.52	0.41	0.37	(0.77)	0.10

Distributions
From net investment income	(0.21)		(0.36)	(0.35)	(0.35)	(0.36)	(0.33)
Total distributions	(0.21)		(0.36)	(0.35)	(0.35)	(0.36)	(0.33)
Net asset value, end of year/period	$8.48		$8.71	$8.55	$8.49	$8.47	$9.60

Total return (excludes sales charge)	(0.29	)%(2)	6.23%	4.95%	4.54%	(8.04)%	1.04%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$18,112		$19,456	$23,386	$26,974	$37,765	$55,430
Ratio of net expenses to average net assets	1.17	%(3)	1.15%	1.19%	1.20%	1.17%	1.11%
Ratio of net investment income to average net assets	3.85	%(3)	4.06%	4.11%	4.32%	4.09%	3.35%
Portfolio turnover rate	13	%(2)	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

35

YORKTOWN BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.03		$7.91	$7.88	$7.89	$8.97	$9.22
Income from investment operations
Net investment income(1)	0.13		0.28	0.28	0.29	0.29	0.26
Net realized and unrealized gain (loss) on investments	(0.18)		0.16	0.07	0.01	(1.05)	(0.22)
Total income (loss) from investment operations	(0.05)		0.44	0.35	0.30	(0.76)	0.04

Distributions
From net investment income	(0.18)		(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Total distributions	(0.18)		(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Net asset value, end of year/period	$7.80		$8.03	$7.91	$7.88	$7.89	$8.97

Total return	(0.58	)%(2)	5.74%	4.47%	4.01%	(8.47)%	0.43%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$95,990		$102,104	$111,982	$124,083	$146,927	$194,587
Ratio of net expenses to average net assets	1.67	%(3)	1.65%	1.69%	1.70%	1.67%	1.61%
Ratio of net investment
income to average net assets	3.35	%(3)	3.56%	3.61%	3.83%	3.59%	2.85%
Portfolio turnover rate	13	%(2)	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

36

YORKTOWN BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.83		$7.72	$7.70	$7.72	$8.78	$9.03
Income from investment operations
Net investment income(1)	0.13		0.28	0.28	0.29	0.28	0.26
Net realized and unrealized gain (loss) on investments	(0.18)		0.15	0.06	— (2)	(1.02)	(0.22)
Total income (loss) from investment operations	(0.05)		0.43	0.34	0.29	(0.74)	0.04

Distributions
From net investment income	(0.18)		(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Total distributions	(0.18)		(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Net asset value, end of year/period	$7.60		$7.83	$7.72	$7.70	$7.72	$8.78

Total return (excludes sales charge)	(0.61	)%(3)	5.72%	4.46%	3.98%	(8.41)%	0.45%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$654		$1,401	$3,927	$5,441	$6,862	$12,400
Ratio of net expenses to average net assets	1.66	%(4)	1.65%	1.69%	1.70%	1.67%	1.61%
Ratio of net investment income to average net assets	3.37	%(4)	3.56%	3.61%	3.82%	3.59%	2.85%
Portfolio turnover rate	13	%(3)	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

37

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.24		$4.16	$4.09	$3.99	$4.18	$4.27
Income from investment operations
Net investment income(1)	0.08		0.16	0.13	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.08)		0.06	0.06	0.09	(0.19)	(0.09)
Total income (loss) from investment operations	—		0.22	0.19	0.20	(0.12)	(0.03)

Distributions
From net investment income	(0.09)		(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Total distributions	(0.09)		(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Net asset value, end of year/period	$4.15		$4.24	$4.16	$4.09	$3.99	$4.18

Total return	(0.09	)%(3)	5.49%	4.67%	5.13%	(2.94)%	(0.73)%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$103,543		$101,039	$90,679	$113,859	$157,921	$179,974
Ratio of expenses to average net assets before waivers or recoupments	1.00	%(3)	1.00%	0.99%	0.96%	0.92%	0.87%
Ratio of net expenses to average net assets	0.79	%(3)	0.79%	0.82%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	3.71	%(3)	3.74%	3.16%	2.72%	1.86%	1.46%
Portfolio turnover rate	19	%(2)	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

38

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.94		$3.87	$3.82	$3.73	$3.91	$4.00
Income from investment operations
Net investment income(1)	0.07		0.15	0.12	0.10	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.07)		0.06	0.05	0.09	(0.18)	(0.09)
Total income (loss) from investment operations	—		0.21	0.17	0.19	(0.11)	(0.03)

Distributions
From net investment income	(0.09)		(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Total distributions	(0.09)		(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Net asset value, end of year/period	$3.85		$3.94	$3.87	$3.82	$3.73	$3.91

Total return (excludes sales charge)	(0.10	)%(3)	5.65%	4.47%	5.22%	(2.88)%	(0.78)%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$6,069		$6,591	$7,800	$8,727	$9,322	$11,820
Ratio of expenses to average net assets before waivers or recoupments	1.00	%(3)	1.00%	0.99%	0.96%	0.92%	0.87%
Ratio of net expenses to average net assets	0.79	%(3)	0.79%	0.82%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	3.71	%(3)	3.74%	3.16%	2.71%	1.86%	1.46%
Portfolio turnover rate	19	%(2)	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

39

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.53		$3.48	$3.44	$3.37	$3.54	$3.63
Income from investment operations
Net investment income(1)	0.05		0.11	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.07)		0.06	0.05	0.08	(0.17)	(0.08)
Total income (loss) from investment operations	(0.02)		0.17	0.14	0.15	(0.13)	(0.05)

Distributions
From net investment income	(0.07)		(0.12)	(0.10)	(0.08)	(0.04)	(0.04)
Total distributions	(0.07)		(0.12)	(0.10)	(0.08)	(0.04)	(0.04)
Net asset value, end of year/period	$3.44		$3.53	$3.48	$3.44	$3.37	$3.54

Total return	(0.48	)%(2)	5.00%	3.99%	4.49%	(3.54)%	(1.48)%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$63,175		$70,182	$112,250	$135,020	$178,718	$355,628
Ratio of expenses to average net assets before waivers or recoupments	1.65	%(3)	1.65%	1.64%	1.61%	1.57%	1.52%
Ratio of net expenses to average net assets	1.44	%(3)	1.44%	1.47%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	3.06	%(3)	3.08%	2.51%	2.07%	1.15%	0.81%
Portfolio turnover rate	19	%(2)	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

40

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024		2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.81		$16.74	$14.92	$14.35		$16.88	$17.43
Income from investment operations
Net investment income (loss)(1)	(0.07)		(0.10)	(0.05)	—	(2)	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	0.83		1.17	1.87	0.61		(1.53)	0.37
Total income (loss) from investment operations	0.76		1.07	1.82	0.61		(1.48)	0.32

Distributions
From net investment income	—		—	—	(0.04)		—	—
From net realized gain on security transactions	—		—	—	—		(1.05)	(0.87)
Total distributions	—		—	—	(0.04)		(1.05)	(0.87)
Net asset value, end of year/period	$18.57		$17.81	$16.74	$14.92		$14.35	$16.88

Total return	4.27	%(3)	6.39%	12.20%	4.21%		(8.36)%	1.34%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$24,360		$23,464	$19,039	$19,113		$31,437	$44,971
Ratio of expenses to average net assets before waivers	1.72	%(4)	1.76%	1.83%	1.77%		1.53%	1.38%
Ratio of net expenses to average net assets	1.35	%(4)	1.35%	1.30%	1.19%		1.17%	1.16%
Ratio of net investment income (loss) to average net assets	(0.81	)%(4)	(0.59)%	(0.30)%	—	%(5)	0.30%	(0.28)%
Portfolio turnover rate	45	%(3)	81%	104%	176%		110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

41

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.42		$16.41	$14.66	$14.12	$16.67	$17.26
Income from investment operations
Net investment income (loss)(1)	(0.09)		(0.13)	(0.09)	(0.04)	0.01	(0.10)
Net realized and unrealized gain (loss) on investments	0.81		1.14	1.84	0.59	(1.51)	0.38
Total income (loss) from investment operations	0.72		1.01	1.75	0.55	(1.50)	0.28

Distributions
From net investment income	—		—	—	(0.01)	—	—
From net realized gain on security transactions	—		—	—	—	(1.05)	(0.87)
Total distributions	—		—	—	(0.01)	(1.05)	(0.87)
Net asset value, end of year/period	$18.14		$17.42	$16.41	$14.66	$14.12	$16.67

Total return (excludes sales charge)	4.13	%(3)	6.15%	11.94%	3.92%	(8.59)%	1.12%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$1,891		$1,858	$2,040	$1,977	$827	$944
Ratio of expenses to average net assets before waivers	1.97	%(3)	2.02%	2.08%	2.13%	1.78%	1.63%
Ratio of net expenses to average net assets	1.60	%(3)	1.60%	1.55%	1.44%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets	(1.06	)%(3)	(0.84)%	(0.56)%	(0.29)%	0.05%	(0.53)%
Portfolio turnover rate	45	%(2)	81%	104%	176%	110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

42

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2026		For the Year Ended January 31,
	(Unaudited)		2026	2025	2024	2023	2022
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.12		$15.30	$13.77	$13.35	$15.94	$16.67
Income from investment operations
Net investment loss(1)	(0.15)		(0.24)	(0.19)	(0.14)	(0.10)	(0.22)
Net realized and unrealized gain (loss) on investments	0.75		1.06	1.72	0.56	(1.44)	0.36
Total income (loss) from investment operations	0.60		0.82	1.53	0.42	(1.54)	0.14

Distributions
From net realized gain on security transactions	—		—	—	—	(1.05)	(0.87)
Total distributions	—		—	—	—	(1.05)	(0.87)
Net asset value, end of year/period	$16.72		$16.12	$15.30	$13.77	$13.35	$15.94

Total return	3.72	%(2)	5.36%	11.11%	3.15%	(9.25)%	0.31%

Ratios/Supplemental Data
Net assets, end of year/ period (000’s omitted)	$9,767		$9,826	$9,935	$9,845	$3,601	$3,220
Ratio of expenses to average net assets before waivers	2.72	%(3)	2.76%	2.83%	2.88%	2.53%	2.38%
Ratio of net expenses to average net assets	2.35	%(3)	2.35%	2.30%	2.19%	2.17%	2.16%
Ratio of net investment loss to average net assets	(1.81	)%(3)	(1.59)%	(1.31)%	(1.04)%	(0.70)%	(1.28)%
Portfolio turnover rate	45	%(2)	81%	104%	176%	110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

43

YORKTOWN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026
(Information as of and for the six months ended July 31, 2026 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Yorktown Growth Fund (“Growth Fund”), Yorktown Bond Fund (“Bond Fund”), Yorktown Short Term Bond Fund (“Short Term Bond Fund”), and Yorktown Small Cap Fund (“Small Cap Fund”) (collectively the “Funds”), each a diversified series of the Trust. Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Bond Fund also offers Class C shares. Effective June 2, 2026, the Yorktown Multi-Sector Bond Fund changed its name to the Yorktown Bond Fund.

The Growth Fund’s investment objective is growth of capital. The Growth Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Bond Fund’s investment objective is current income with limited credit risk. The Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

44

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Funds each operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

45

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

46

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2026, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$120,603,433	$—	$—	$120,603,433
Total	$120,603,433	$—	$—	$120,603,433

Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,970,928	$—	$12,970,928
Collateralized Loan Obligations	—	8,246,864	—	8,246,864
Corporate Bonds and Notes	—	154,146,315	—	154,146,315
Investment Companies	8,996,940	—	—	8,996,940
U.S. Government & Agencies	—	138,623,801	—	138,623,801
Total	$8,996,940	$313,987,908	$—	$322,984,848

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$10,300,011	$—	$10,300,011
Collateralized Loan Obligations	—	2,502,691	—	2,502,691
Corporate Bonds and Notes	—	66,646,329	—	66,646,329
U.S. Government & Agencies	—	79,544,087	—	79,544,087
Total	$—	$158,993,118	$—	$158,993,118

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$35,513,551	$—	$—	$35,513,551
Total	$35,513,551	$—	$—	$35,513,551

See schedules of investments for breakdown of sectors in which the Funds invest.

As of July 31, 2026, none of the Funds held investments for which significant unobservable inputs (Level 3) were used in determining fair value, and there were no transfers into or out of Level 3 during the six months ended July 31, 2026.

47

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Growth Fund and Small Cap Fund intend to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Bond Fund and Short Term Bond Fund intend to distribute its net investment income monthly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

48

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. Purchases of Class A shares over $250,000 on which a commission advance has been paid to the selling dealer are subject to a contingent deferred sales charge of 0.25% if the shares are redeemed within twelve months of purchase. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares of the Bond Fund made within 13 months from the date of purchase. Class C shares of the Bond Fund are offered under a separate prospectus and are not offered by the prospectus for the Class A, Class L and Institutional Class shares.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

49

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks — The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks — Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

50

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Credit and Counterparty Risks — The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Sector Risk — If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2026, the Yorktown Growth Fund had 30.77% of the value of its net assets invested in stocks within the Industrials sector. The Yorktown Small Cap Fund had 24.44% of the value of its net assets invested in stocks within the Technology sector.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	0.90%
Bond Fund	0.40%
Short Term Bond Fund	0.70%
Small Cap Fund	0.90%

51

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust covering the Growth Fund, the Short Term Bond Fund and the Small Cap Fund. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of those Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below. There is no expense limitation agreement for the Bond Fund.

	Class A	Class L	Institutional Class
Growth Fund(a)	1.25%	2.25%	1.25%
Short Term Bond Fund(a)	0.79%	1.44%	0.79%
Small Cap Fund(a)	1.60%	2.35%	1.35%

(a)	The expense limitation agreements are effective May 31, 2026 through at least May 31, 2027. Previously, the same limits applied under agreements effective May 31, 2025.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2026, the Adviser recouped $9,023 of previously waived fees from the Growth Fund, contractually waived fees of $184,998 in the Short Term Bond Fund, and contractually waived fees and reimbursed expenses of $64,624 in the Small Cap Fund. The Growth Fund’s expenses were below its expense limit for the period, and the recoupment reduces the amounts the Adviser may seek in the future. As of July 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

52

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

	Amount	Recoupable through
Growth Fund	$338,263	January 31, 2027
	275,819	January 31, 2028
	99,781	January 31, 2029
Short Term Bond Fund	335,703	January 31, 2027
	404,618	January 31, 2028
	377,465	January 31, 2029
	184,998	July 31, 2029
Small Cap Fund	189,860	January 31, 2027
	160,425	January 31, 2028
	126,972	January 31, 2029
	64,624	July 31, 2029

Ultimus Fund Solutions, LLC (“Ultimus”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with Ultimus, the Funds pay Ultimus customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Funds for serving in such capacities.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund are subject to the same 1.00% fee, which the distributor has contractually agreed to limit to 0.65% of Class L shares’ average daily net assets. Class C shares of Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

53

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

During the six months ended July 31, 2026, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$123
Bond Fund	4
Short Term Bond Fund	18
Small Cap Fund	27

The distributor received no contingent deferred sales charges on redemptions of Class A or Class C shares during the six months ended July 31, 2026.

6.	Investment Activity

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$37,741,492	$24,628,320	$—	$—
Bond Fund	8,789,767	29,069,601	32,843,837	16,089,172
Short Term Bond Fund	15,569,665	27,619,896	16,436,230	20,071,844
Small Cap Fund	15,723,254	16,434,923	—	—

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 22, 2027. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

54

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

During the six months ended July 31, 2026, the Funds did not borrow under the Line of Credit, and as of July 31, 2026, the Funds had no outstanding borrowings under this Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2026 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

55

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The Funds have adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended July 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Funds were immaterial.

At July 31, 2026, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Bond Fund	Short Term Bond Fund	Small Cap Fund
Tax cost of investments	$68,108,983	$331,818,483	$161,211,957	$24,569,390
Gross unrealized appreciation	53,242,415	3,245,623	232,508	11,366,246
Gross unrealized depreciation	(747,965)	(12,079,258)	(2,451,347)	(422,085)
Gross unrealized appreciation (depreciation) on foreign currency	(578)	—	—	—
Net unrealized appreciation/ (depreciation) on investments	$52,493,873	$(8,833,635)	$(2,218,839)	$10,944,161

9.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

56

OTHER INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.yorktownfunds.com.

57

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown Management & Research Company, Inc. (the “Adviser”), on behalf of each of the Yorktown Growth Fund, Yorktown Bond Fund, Yorktown Short Term Bond Fund, and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the IA Agreement (the “Independent Trustees”), at an in-person meeting held on March 25, 2026 (the “Meeting”). The Trust’s Board considered the factors generally described below prior to approving the continuation of the IA Agreement.

Before the Board considered the IA Agreement, counsel to the Funds and to the Independent Trustees reviewed with the Trustees their duties and responsibilities in renewing advisory agreements under both the Investment Company Act of 1940, as amended (the “Investment Company Act”) and state law. The Board received materials provided by the Adviser containing information in support of continuation of the IA Agreement, as well as information provided by an independent third party comparing the Funds’ fees, expenses, and performance to that of relevant peer groups.

The materials addressed the following factors with respect to the IA Agreement: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Funds with the services provided by and the fees paid to other investment advisers for comparable services by other Funds; and (7) any benefits derived or to be derived by the Adviser from the relationship with the Funds, such as soft dollar arrangements by which brokers provide research to the Funds or the Adviser in return for allocating brokerage.

58

To assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information in advance of the Meeting: an information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV; and the Adviser’s financial statements. In addition, the Board received a description of the compensation received by the Adviser from the Funds, both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information, and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements.

The Board discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services.

The Board next reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. In this regard they noted that certain Funds had expense ratios lower than the average of its peer group and others had expense ratios higher than the average of its peer group. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board determined that each Fund’s performance was satisfactory. Further, the Board noted that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

59

After careful discussion and consideration, the Board, including the separate concurrence of the Independent Trustees, unanimously determined that the renewal of the IA Agreement would be in the best interests of each Fund and its shareholders. In approving the IA Agreement, the Board relied upon its own business judgment in determining the material factors to be considered and the weight to be given each such factor. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

60

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date:	9/30/2026

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	9/30/2026

/s/ David D. Basten
David D. Basten
President

Date:	9/30/2026

/s/ M. Dennis Stratton
M. Dennis Stratton
Chief Financial Officer